Financial result - Additional Information (Detail) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€) € / shares	Dec. 31, 2023 EUR (€) € / shares	Jun. 30, 2025 € / shares	Jun. 30, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 € / shares	Dec. 31, 2022 $ / shares
Statements [Line Items]
Change in fair value of warrant liabilities	€ 1.7	€ 17.3	€ 2.1
Bottom of range [member]
Statements [Line Items]
Exercise price of warrants or rights | (per share)		€ 0.24	€ 2.64			$ 0.25	$ 2.92	€ 2.35	$ 2.51
Top of range [member]
Statements [Line Items]
Exercise price of warrants or rights | (per share)		€ 0.24	€ 2.64	€ 0	$ 0	$ 0.25	$ 2.92